Derivatives - Economic Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	$ (9)	$ (19)	$ 58
Interest rate lock commitments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	776	927	3,000
Mortgage banking income | Interest rate risk on mortgage banking income
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	1,017	(619)	1,324
Other income | Credit risk on loans
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	16	(47)	(95)
Other income | Interest rate and foreign currency risk on ALM activities
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	(3,683)	2,501	424
Personnel expense | Price risk on restricted stock awards
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	$ 600	$ 865	$ 1,008